AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 27, 2003

                                                     REGISTRATION NOS. 33-19423
                                                                       811-5436
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933                         [X]
                           PRE-EFFECTIVE AMENDMENT NO.                      [ ]
                         POST-EFFECTIVE AMENDMENT NO. 37                    [X]
                                     AND/OR
                             REGISTRATION STATEMENT
                                    UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                     [X]
                                AMENDMENT NO. 38
                        (CHECK APPROPRIATE BOX OR BOXES)

                                ----------------

                          PHOENIX MULTI-PORTFOLIO FUND

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                ----------------
             101 MUNSON STREET, GREENFIELD, MASSACHUSETTS     01301
             (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)       (ZIP CODE)

          C/O PHOENIX EQUITY PLANNING CORPORATION--SHAREHOLDER SERVICES

                                 (800) 243-1574
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                ----------------

                             RICHARD J. WIRTH, ESQ.
          VICE PRESIDENT AND INSURANCE AND INVESTMENT PRODUCTS COUNSEL
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                             HARTFORD, CT 06102-5056
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                ----------------

   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
   [X] on March 28, 2003 pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(i)
   [ ] on                   pursuant to paragraph (a)(i)
   [ ] 75 days after filing pursuant to paragraph (a)(ii)
   [ ] on            pursuant to paragraph (a)(ii) of Rule 485.
   If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATION NOTE

Part A, Part B, and Part C of the Registrant's Post-Effective Amendment No. 36 under the Securities Act of 1993 ("1993 Act") and No. 37 under the Investment Company Act of 1940, filed on March 26, 2003, are incorporated by reference herein and this Post-Effective Amendment No. 37 is being filed for the sole purpose of correcting the signature page to include the Rule 485(b) certification that was inadvertently omitted from the previous filing.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under the Rule 485(b) of the Securities Act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 27th day of March, 2003.


                                        PHOENIX MULTI-PORTFOLIO FUND

ATTEST: /S/MATTHEW A. SWENDIMAN         BY: /S/ PHILIP R. MCLOUGHLIN
        --------------------------          ---------------------------
           MATTHEW A. SWENDIMAN                 PHILIP R. MCLOUGHLIN
                                                PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 27th day of March, 2003.

                   SIGNATURE                                  TITLE
                   ---------                                  -----
                                                          Trustee
     ---------------------------------------
     Robert Chesek*
                                                          Trustee
     ---------------------------------------
     E. Virgil Conway*

     /s/ Nancy G. Curtiss                                 Treasurer (principal
     ---------------------------------------              financial and
     Nancy G. Curtiss                                     accounting officer)

                                                          Trustee
     ---------------------------------------
     Harry Dalzell-Payne*
                                                          Trustee
     ---------------------------------------
     Francis E. Jeffries*
                                                          Trustee
     ---------------------------------------
     Leroy Keith, Jr.*
                                                          Trustee

     ---------------------------------------
     Marilyn E. LaMarche*

     /s/ Philip R. McLoughlin                             Trustee and
     ---------------------------------------              President
     Philip R. McLoughlin

                                                          Trustee
     ---------------------------------------
     Geraldine McNamara*
                                                          Trustee
     ---------------------------------------
     Everett L. Morris*
                                                          Trustee
     ---------------------------------------
     James M. Oates*
                                                          Trustee
     ---------------------------------------
     Richard E. Segerson*
                                                          Trustee
     ---------------------------------------
     Lowell P. Weicker, Jr.*


*By /s/ Philip R. McLoughlin
    -----------------------------------------
* Philip R. McLoughlin, Attorney-in-fact pursuant to powers of attorney.